Interim Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flow from operating activities:
Net (loss) income	$ (72,953)	$ 88,635
Adjustments to reconcile net income to net cash provided by operating activities:
Share based compensation, RSUs and ESPP benefit	9,057	6,463
Amortization of premium, discount and accrued interest on marketable securities	(461)	(38)
Depreciation and amortization	5,016	4,369
Interest income from short term deposits	(2,397)	(199)
Deferred income taxes	462	(1,842)
Remeasurement of warrant liability	22,263	(31,021)
Remeasurement of Restricted Sponsor Shares	20,093	(22,112)
Remeasurement of Price Adjustment Shares liabilities	36,597	(41,606)
Decrease (increase) in trade receivables	18,117	(750)
Increase in deferred revenue	10,555	1,942
(Increase) decrease in other non-current assets	(1,062)	133
(Increase) decrease in in prepaid expenses and other current assets	(5,624)	930
Changes in operating lease assets	2,700
Changes in operating lease liability	(2,962)
Increase in inventories	(642)	(1,621)
Increase (decrease) in trade payables	381	(5,773)
Decrease in other accounts payable and accrued expenses	(9,741)	(9,163)
Decrease in other long-term liabilities	(347)	(2,957)
Net cash provided by (used in) operating activities	29,052	(14,610)
Cash flows from investing activities:
Purchases of property and equipment	(1,889)	(3,876)
Investment in marketable securities	(27,005)	(60,685)
Proceeds from maturity of marketable securities	29,507	5,172
Investment in short term deposits	(54,000)	(25,000)
Redemption of short term deposits	38,581	42,397
Net cash used in investing activities	(14,806)	(41,992)
Cash flows from financing activities:
Exercise of options to shares	7,185	4,683
Exercise of public warrants		5
Proceeds from Employee Share Purchase Plan, net	1,234
Net cash provided by financing activities	8,419	4,688
Net increase (decrease) in cash and cash equivalents	22,665	(51,914)
Net effect of Currency Translation on cash and cash equivalents	192	(2,374)
Cash and cash equivalents at beginning of period	87,645	145,973
Cash and cash equivalents at end of period	110,502	91,685
Supplemental cash flow information:
Income taxes paid	8,527	3,889
Non-cash activities
Purchase of property and equipment		$ 221